Shareholders' Equity - Additional Information (Detail) $ / shares in Units, $ in Thousands				12 Months Ended
	Sep. 23, 2020 CNY (¥) shares	Feb. 29, 2020 $ / shares shares	Jan. 08, 2020 CNY (¥) shares	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 17, 2021 USD ($) $ / shares shares	Sep. 03, 2021 shares	Dec. 31, 2020 $ / shares	Dec. 31, 2020 CNY (¥) shares	Sep. 23, 2020 $ / shares	Apr. 07, 2020 $ / shares shares	Jan. 08, 2020 $ / shares shares
Class of Stock [Line Items]
Fair value per ordinary share | $ / shares														$ 0.76
Shares repurchased during the period value | ¥					¥ 26,700,000
Common Stock, Par or Stated Value Per Share | $ / shares							$ 0.001	$ 0.001		$ 0.001
Common stock shares authorised						40,000,000,000	40,000,000,000	40,000,000,000			4,000,000,000
Common Stock, Shares, Issued						3,805,284,810	3,805,284,810				3,546,124,955
Common Stock, Value, Issued						¥ 24,782,000	$ 3,889	$ 40,000			¥ 22,801,000
Camelot Group [Member]
Class of Stock [Line Items]
Common Stock, Shares, Issued									247,475,446
NASDAQ/NGS (GLOBAL SELECT MARKET) [Member]
Class of Stock [Line Items]
Sale of stock consideration received in the transaction | ¥	¥ 1,881,233
Common Stock [Member]
Class of Stock [Line Items]
Shares repurchased during the period shares					5,475,254
Shares repurchased during the period value | ¥					¥ 38,000
Revision In Authorised Capital [Member]
Class of Stock [Line Items]
Common stock preferred stock and temporary equity shares authorised													4,000,000,000
Common Stock, Par or Stated Value Per Share | $ / shares													$ 0.001
Common stock shares authorised													2,282,750,429
IPO [Member]
Class of Stock [Line Items]
Stock shares issued during the period shares			30,000,000
Sale of stock issue price per share | $ / shares														$ 1.13
Sale of stock consideration received in the transaction | ¥			¥ 3,875,394
Number of shares of preferred stock converted into common stock														1,717,249,571
IPO [Member] | Common Stock [Member]
Class of Stock [Line Items]
Stock shares issued during the period shares			450,000,000		517,500,000
Sale of stock issue price per share | $ / shares														$ 17.00
Over-Allotment Option [Member]
Class of Stock [Line Items]
Stock shares issued during the period shares			4,500,000
Over-Allotment Option [Member] | NASDAQ/NGS (GLOBAL SELECT MARKET) [Member]
Class of Stock [Line Items]
Stock shares issued during the period shares	1,250,000
Over-Allotment Option [Member] | Common Stock [Member]
Class of Stock [Line Items]
Stock shares issued during the period shares			67,500,000
Over-Allotment Option [Member] | Common Stock [Member] | NASDAQ/NGS (GLOBAL SELECT MARKET) [Member]
Class of Stock [Line Items]
Stock shares issued during the period shares	18,750,000
Follow On Offer [Member] | NASDAQ/NGS (GLOBAL SELECT MARKET) [Member]
Class of Stock [Line Items]
Stock shares issued during the period shares	120,000,000
Sale of stock issue price per share | $ / shares												$ 2.07
Follow On Offer [Member] | Common Stock [Member] | NASDAQ/NGS (GLOBAL SELECT MARKET) [Member]
Class of Stock [Line Items]
Stock shares issued during the period shares	8,000,000
Sale of stock issue price per share | $ / shares												$ 31.00
Series A Convertible Preferred Shares [Member] | Revision In Authorised Capital [Member]
Class of Stock [Line Items]
Preferred stock shares authorised													458,116,000
Series B Convertible Redeemable Preferred Shares [Member] | Revision In Authorised Capital [Member]
Class of Stock [Line Items]
Temporary equity shares authorised													153,603,600
Series C Redeemable Convertible Preferred Shares [Member] | Revision In Authorised Capital [Member]
Class of Stock [Line Items]
Temporary equity shares authorised													185,665,192
Series D Redeemable Convertible Preferred Shares [Member] | Revision In Authorised Capital [Member]
Class of Stock [Line Items]
Temporary equity shares authorised													842,738,782
Series D Plus Redeemable Convertible Preferred Shares [Member] | Revision In Authorised Capital [Member]
Class of Stock [Line Items]
Temporary equity shares authorised													77,125,997
Executive Officer [Member]
Class of Stock [Line Items]
Repurchase price per share | $ / shares		$ 0.70
Shares repurchased during the period shares		5,475,254
Shares repurchased during the period value | $				$ 0